SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of allowance on financial guarantee) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Allowance on financial guarantee at the beginning of period	$ 3,079,684	$ 1,261,868	$ 1,826,768
Provision (reversal) of general allowance	(126,211)	(355,313)	(576,456)
Specific allowance (reversal)	(3,082,616)	3,263,312	0
Direct write-downs against the allowance
Direct write-down for guarantees paid on behalf	0	(932,375)	0
Reversal - recoveries by cash	880,747	0	0
Effect of foreign currency translation	(78,457)	(157,808)	11,556
Allowance on financial guarantee at the end of year	$ 673,147	$ 3,079,684	$ 1,261,868